Cover	Jan. 07, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 07, 2025
Entity File Number	000-22496
Entity Registrant Name	RADIUS RECYCLING, INC.
Entity Central Index Key	0000912603
Entity Tax Identification Number	93-0341923
Entity Incorporation, State or Country Code	OR
Entity Address, Address Line One	222 SW Columbia Street
Entity Address, Address Line Two	Suite 1150
Entity Address, City or Town	Portland
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97201
City Area Code	(503)
Local Phone Number	224-9900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $1.00 par value
Trading Symbol	RDUS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	299 SW Clay Street
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Portland
Entity Address, State or Province	OR